Discontinued operations - Summary of Selected Operating Results of Discontinued Operations (Details)	4 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 1,377,987
Cost of sales	(347,208)
Gross profit	1,030,779
Selling, general and administrative expenses	637,405
Marketing and e-commerce expenses	1,318,518
Loss on disposal of subsidiary	12,862,936
Total operating expenses	14,818,859
Operating loss	(13,788,080)
Interest income	17,628
Total other income	17,628
Loss from discontinued operations	(288)
Net loss from discontinued operations	(13,770,740)	$ (13,770,740)
Loss on disposal	12,862,936
Americana Liberty LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	(12,862,936)	(12,862,936)
Net loss from discontinued operations		(13,770,740)
Assets	1,957,873	1,957,873
Goodwill	11,082,174	11,082,174
Trademark	530,000	530,000
Liabilities	(372,169)	(372,169)
Net assets	13,197,878	13,197,878
Receivables	334,942	334,942
Total fair value of consideration for the disposal	334,942	334,942
Loss on disposal	$ (12,862,936)	$ (12,862,936)